Identification and business activity - Additional information (Details)							12 Months Ended
	Dec. 18, 2023 USD ($)	Nov. 02, 2023 USD ($)	Oct. 03, 2023 T	Apr. 01, 2022	Mar. 30, 2022	Feb. 07, 2022 USD ($)	Dec. 31, 2023 USD ($) facility T	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)
Identification and business activity
Sale price							$ 0	$ 300,000,000	$ 0
Net Profit (loss)							32,682,000	602,935,000	(262,804,000)
Increase in mineral prices							100,000,000
Non-controlling interest gain								31,628,000
Unabsorbed cost due to production stoppage							19,893,000	23,058,000	25,509,000
Assets							4,533,799,000	4,503,227,000	4,561,811,000
Cash consideration							0	1,677,000	0
Total partners' deficit							(3,006,460,000)	(3,008,850,000)
Dry metric ton | T			25,000
Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Net Profit (loss)							$ 778,964,000	925,353,000	1,191,474,000
Number Of Concentrating Facilities | facility							2
Concentrating Facilities, Annual Average Permitted Milling Capacity Of Ore Per Day | T							409,500
Concentrating Facilities, Maximum Annual Percentage Of Treating Ability							5.00%
Concentrating Facilities, Per Day Ore Capacity Of Treating Ability | T							430,000
Concentrating Facilities, Average Capacity Processed | T							417,400
Leach copper production derived from crushed leach facility | T							39,000
Sociedads Minera Cerro Verde S.A.A. | Quecher Main project [Member]
Identification and business activity
Production capacity | T							200
Leach copper production derived from run-of-mine (ROM) leach system | T							100,000
S.M.R.L. Chaupiloma Dos de Cajamarca
Identification and business activity
Revenues recognized for transfer of property mining rights							$ 9,843,000	8,455,000
Cyprus Climax Metals [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interest in subsidiary							53.56%
SMM Cerro Verde Netherlands B.V [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests							21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests							19.58%
other stakeholders [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests							5.86%
Yanacocha
Identification and business activity
Liability directly associated with the held for sale assets						$ 300,000,000
Mining activities [Member] | Discontinued operations
Identification and business activity
Agreed cash consideration for disposal of assets held for sale							$ 0	0	0
S.M.R.L. Chaupiloma Dos de Cajamarca
Identification and business activity
Proportion of ownership interest in subsidiary				100.00%	60.00%
Net Profit (loss)							$ 0	$ 4,376,000	10,989,000
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary							67.00%	67.00%
S.M.R.L. Chaupiloma Dos de Cajamarca | Newmont Corporation
Identification and business activity
Proportion of ownership interests held by non-controlling interests					40.00%
Percent spin off from ownership interest held by non controlling owners				40.00%
Minera La Zanja S.R.L
Identification and business activity
Net Profit (loss)							$ (41,530,000)	$ (11,646,000)	$ (10,218,000)
Minera La Zanja S.R.L | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary							0.00%	0.00%
Minera La Zanja S.R.L | Newmont Corporation
Identification and business activity
Percentage of ownership interests sold by non controlling owners						46.94%
Amount received for future costs						$ 45,000,000
Other reserves to cover future costs						45,000,000	$ 31,628,000
Non-controlling interest gain						$ 18,240,000
El Brocal | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary								61.43%	61.43%
Compaa Minera Condesa S.A | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary							0.00%	0.00%
Minera Julcani S.A. de C.V.
Identification and business activity
Consideration paid	$ 39,000.000
Cost of disposal of subsidiary	$ 69,000.000
Minera Julcani S.A. de C.V. | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary							0.00%	0.20%
Contacto Corredores de Seguros S.A.
Identification and business activity
Percentage of consideration upon sale of subsidiary in cash		28.00%
Consideration paid		$ 27,000,000
Consideration upon sale of shares in subsidiary		$ 41,500,000
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Identification and business activity
Present value of receivables from sale of subsidiary							$ 12,500,000			$ 4,900,000